CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Capital Stock and Additional Paid-in Capital [Member]	Treasury Stock	Share-based Compensation	Retained Earnings	Securities at Fair Value Through Other Comprehensive Income	Currency Translation Adjustment	Share-holders' Equity	Non-controlling Interests.	Total
Balance at the beginning at Dec. 31, 2020	$ 312,487	$ (2,643)	$ 16,627	$ 1,378	$ (92)	$ 33,787	$ 361,544	$ 7,180	$ 368,724
Balance at the beginning (in shares) at Dec. 31, 2020	12,620,448	(65,647)
Net (loss) income				7,564			7,564		7,371
Net income (loss)								(193)	193
Shares issued from stock dividends (Note 21) (in shares)	2,236,133	(11,632)
Forfeiture of stock options			(136)	136
Share-based compensation			2,497				2,497		2,497
Dividends payable to non-controlling interest								(3)	(3)
Net fair value gain					162		162		162
Net exchange differences						(6,167)	(6,167)	(50)	(6,217)
Balance at the end at Dec. 31, 2021	$ 312,487	$ (2,643)	18,988	9,078	70	27,620	365,600	6,934	372,534
Balance at the end (in shares) at Dec. 31, 2021	14,856,581	(77,279)
Net (loss) income				(23,398)			(23,398)		(23,407)
Net income (loss)								(9)	9
Exercise of stock options	$ 602		(196)				406		406
Exercise of stock options (in shares)	42,949
Forfeiture of stock options			(105)	105
Share-based compensation								21	21
Dividends paid to owners of the Company (Note 21)				(16,928)			(16,928)		(16,928)
Dividends payable to non-controlling interest								(344)	(344)
Disposition of ownership interest to non-controlling interest				(356)			(356)	356
Net fair value gain					(920)		(920)		(920)
Net exchange differences						754	754	391	1,145
Balance at the end at Dec. 31, 2022	$ 313,089	$ (2,643)	18,687	(31,499)	(850)	28,374	325,158	7,349	332,507
Balance at the end (in shares) at Dec. 31, 2022	14,899,530	(77,279)
Balance at the beginning at Dec. 31, 2021	$ 312,487	$ (2,643)	18,988	9,078	70	27,620	365,600	6,934	372,534
Balance at the beginning (in shares) at Dec. 31, 2021	14,856,581	(77,279)
Exercise of stock options	$ 602
Balance at the end at Dec. 31, 2023	$ 313,089	$ (2,643)	18,558	(33,400)	(460)	27,315	322,459	7,211	329,670
Balance at the end (in shares) at Dec. 31, 2023	14,899,530	(77,279)
Balance at the beginning at Dec. 31, 2022	$ 313,089	$ (2,643)	18,687	(31,499)	(850)	28,374	325,158	7,349	332,507
Balance at the beginning (in shares) at Dec. 31, 2022	14,899,530	(77,279)
Net (loss) income				1,391			1,391		1,399
Net income (loss)								8	(8)
Forfeiture of stock options			(129)	129
Dividends paid to owners of the Company (Note 21)				(3,421)			(3,421)		(3,421)
Net fair value gain					390		390		390
Net exchange differences						(1,059)	(1,059)	(146)	(1,205)
Balance at the end at Dec. 31, 2023	$ 313,089	$ (2,643)	$ 18,558	$ (33,400)	$ (460)	$ 27,315	$ 322,459	$ 7,211	$ 329,670
Balance at the end (in shares) at Dec. 31, 2023	14,899,530	(77,279)